Federated Hermes Total Return Bond Fund
A Portfolio of Federated Hermes Total Return Series, Inc.
CLASS A SHARES (TICKER TLRAX)
CLASS C SHARES (TICKER TLRCX)
INSTITUTIONAL SHARES (TICKER FTRBX)
CLASS R SHARES (TICKER FTRKX)
CLASS R6 SHARES (TICKER FTRLX)
SERVICE SHARES (TICKER FTRFX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2025
Effective January 31, 2026, R.J. Gallo, CFA, Senior Portfolio Manager, no longer serves as a portfolio manager of the Fund. Accordingly, effective January 31, 2026, please remove all references to Mr. Gallo. Mr. Gallo remains with Federated Hermes, Inc. as the Deputy Chief Investment Officer of Global Fixed Income, Co-Head of Municipal Bond Group and Head of the Duration Committee.
December 18, 2025

Federated Hermes Total Return Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457172 (12/25)
© 2025 Federated Hermes, Inc.